Rule 497 Document

On behalf of PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Diversified Allocation Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio, PIMCO High Yield Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Total Return Portfolio, and PIMCO Unconstrained Bond Portfolio (the “Portfolios”), each a series of PIMCO Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) on September 12, 2014 (Accession No. 0001193125-14-340542), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document